UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Revenues	$ 18,154	115,330	87,458
Direct costs	(3,839)	(24,389)	(19,868)
Gross profit	14,315	90,941	67,590
Operating expenses
Research and development	(356)	(2,263)	(1,777)
Sales and marketing	(3,025)	(19,220)	(12,606)
General and administrative	(3,945)	(25,060)	(22,455)
Total operating expenses	(7,326)	(46,543)	(36,838)
Operating income	6,989	44,398	30,752
Other income/(expense), net
Interest income	524	3,329	3,139
Interest expense	(1,602)	(10,176)	(460)
Exchange gain	2	10	96
Dividend income	381	2,420	7,217
Others	37	236	214
Total other income/(expense), net	(658)	(4,181)	10,206
Income before income tax	6,331	40,217	40,958
Income tax credit/(expense)	(997)	(6,335)	1,783
Net income	5,334	33,882	42,741
Income attributable to non-controlling interests	(439)	(2,789)	(2,719)
Net income attributable to shareholders	4,895	31,093	40,022
Attributable to ordinary shares
- Basic	$ 0.06	0.41	0.53
- Diluted	$ 0.06	0.41	0.53
Other comprehensive income
- Net effect of foreign currency translation, net of nil tax	(223)	(1,417)	(811)
- Net unrealized loss in available-for-sale equity securities, net of nil tax	(3,553)	(22,574)	(5,532)
Comprehensive income	1,558	9,891	36,398
Comprehensive income attributable to non-controlling interests	(439)	(2,787)	(2,925)
Comprehensive income attributable to shareholders	$ 1,119	7,104	33,473